Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ 354,877	$ 143,621
Deferred income tax effect	(148,914)	(113,869)
Total income tax expense	$ 205,963	$ 29,752
Effective tax rates	(23.70%)	(6.60%)